Investment in finance leases, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Industries [Abstract]
Direct financing lease, interest income	$ 25	$ 24	$ 50	$ 51